                         File Nos. 33-62470 and 811-7704


     As filed with the Securities and Exchange Commission on August 8, 2005


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No. 76                                     [X]


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 78                                                    [X]


                              SCHWAB CAPITAL TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

                                 (415) 627-7000
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                 Evelyn Dilsaver
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant, Esq.     John Loder, Esq.        Koji Felton, Esq.
Morgan Lewis & Bockius     Ropes & Gray            Charles Schwab Investment
LLP                        One International Place Management, Inc.
1701 Market Street         Boston, MA 02110-2624   101 Montgomery Street
Philadelphia, PA 19103                             120KNY-14-109
                                                   San Francisco, CA
                                                   94104

It is proposed that this filing will become effective (check appropriate box)

/   / Immediately upon filing pursuant to paragraph (b)


/ X / On August 9, 2005, pursuant to paragraph (b)


/   / 60 days after filing pursuant to paragraph (a)(1)

/   / On (date), pursuant to paragraph (a)(1)


/   / 75 days after filing pursuant to paragraph (a)(2)


/   / On (date), pursuant to paragraph (a)(2) of Rule 485 if
      appropriate, check the following box:

/   / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   SCHWAB LARGE-CAP GROWTH FUND


                                                            SCHWAB FUNDS LOGO(R)

   Prospectus
   August 9, 2005




   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB LARGE-CAP GROWTH FUND




       ABOUT THE FUND

          Strategy.................................................    2

          Risks....................................................    4

          Performance..............................................    5

          Fund fees and expenses...................................    5

          Fund management..........................................    6

       INVESTING IN THE FUND

          Buying shares............................................    8

          Selling/exchanging shares................................   10

          Transaction policies.....................................   11

          Distributions and taxes..................................   14

SCHWAB LARGE-CAP GROWTH FUND

TICKER SYMBOLS: Investor Shares: SWLNX Select Shares(R): SWLSX



--------------------------------------------------------------------------------
THE FUND SEEKS LONG-TERM CAPITAL GROWTH.

--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS PRIMARILY IN U.S. COMMON STOCKS. Under normal circumstances, the fund invests at least 80% of its net assets in large-cap stocks of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. Large-cap stocks generally are those with market capitalizations equal to at least $5 billion. The fund invests its assets in companies it believes to have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to have higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.



The fund uses Schwab Equity Ratings(R) to aid its stock selection. Schwab Equity Ratings represents Schwab's point-of-view on the 12-month performance outlook for approximately 3,000 U.S.-headquartered stocks. Schwab rates stocks "A" to "D" and "F", where "A"-rated stocks, on average, are expected to strongly outperform and "F"-rated stocks, on average, are expected to strongly underperform the equities market over the next 12 months. Generally, the fund seeks to invest in stocks that are rated "A", "B" or "C" at the time of purchase. If a stock held by the fund is downgraded to a rating below "C", the fund will sell the stock unless the portfolio managers believe it is necessary to continue holding the stock for purposes of diversification. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock. In addition, the fund may purchase certain stocks that have not received Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund's portfolio relative to the fund's benchmark.


Schwab Equity Ratings are based on a disciplined, systematic approach that evaluates each stock on the basis of investment criteria from four broad categories: Fundamentals, Valuation, Momentum and Risk. From time to time, Schwab may update the Schwab Equity Ratings methodology, including the factors underlying each broad category.

The Fundamentals grade underlying the Schwab Equity Rating is based upon several earnings quality measures derived from recent financial statement data. Stocks with attributes such as high cash return on investment, improving asset utilization, and a track record of reporting earnings that exceed consensus forecasts tend to have better Fundamentals grades.

The Valuation grade underlying the Schwab Equity Rating is based upon several value-oriented investment criteria. Stocks with attributes such as high levels of operating income and cash liquidity per dollar of current stock price tend to have better Valuation grades. From an investor sentiment perspective, stocks with shrinking shares outstanding and with relatively few total shares sold short tend to have better Valuation grades.

The Momentum grade underlying the Schwab Equity Rating is based upon several measures of short-term investor expectation change. Stocks with attributes such as recently improving analyst forecasts, strong relative price performance, and decreasing short interest tend to have better Momentum grades.

The Risk grade underlying the Schwab Equity Rating is based upon diverse measures of investment risk. Larger stocks with attributes such as stable sales growth tend to have better Risk grades.

The fund uses an optimization model to assist in constructing the portfolio. In portfolio optimization, the portfolio managers seek to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, growth characteristics, industry and sector diversification, and volatility considerations.

The fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE-CAP RISK. Many of the risks of this fund are associated with its investment in the large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments--mid- or small-cap stocks, for instance--the fund's performance also will lag these investments.

"GROWTH" INVESTING RISK. Growth stocks can be volatile for several reasons. Since growth companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

MANAGEMENT RISK. The fund's investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, if market dynamics change, the effectiveness of this strategy may be limited. Either of these risks may cause the fund to underperform its benchmark or other funds with a similar investment objective. The fund may invest in stocks that have not received Schwab Equity Ratings, and these stocks may underperform the fund's stocks that receive Schwab Equity Ratings.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns or hedge against market declines. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.


4  Schwab Large-Cap Growth Fund

PERFORMANCE

Because this is a new fund, no performance figures are given. This information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)


SHAREHOLDER FEES                                                        INVESTOR   SELECT
  (% of transaction amount)                                              SHARES   SHARES(R)
------------------------------------------------------------------------------------------
Redemption fee*                                                          2.00%     2.00%

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------------------------------
Management fees                                                           0.87      0.87
Distribution (12b-1) fees                                                 None      None
Other expenses**                                                          0.47      0.32
                                                                        -----------------
Total annual operating expenses                                           1.34      1.19
Less expense reduction                                                   (0.14)    (0.20)
                                                                        -----------------
NET OPERATING EXPENSES***                                                 1.20      0.99
                                                                        -----------------


* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**  Based on estimated expenses for the current fiscal year.

*** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" to 1.20% and 0.99% (excluding interest, taxes and certain non-routine expenses) for the Investor Shares and Select Shares, respectively, through 2/27/07.


EXAMPLE


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                       1 year   3 years
------------------------------------------------------------
INVESTOR SHARES                         $122     $411
SELECT SHARES                           $101     $358

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $141 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc. (CSIM), 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R) and Laudus Funds. The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 06/30/05.)



                  As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm is entitled to receive an annual management fee from the fund of 0.87% of the fund's average daily net assets not in excess of $500 million; 0.85% of such net assets over $500 million but not in excess of $1 billion; 0.83% of such net assets over $1 billion but not in excess of $2 billion; and 0.81% of such net assets over $2 billion.


                  JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.


                  VIVIENNE HSU, CFA, vice president and senior equities portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. Prior to joining the firm in August 2004, she worked for more than 7 years in asset management and quantitative analysis at another investment management firm.


                  LARRY MANO, vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

                  Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund is available in the Statement of Additional Information.

                  INVESTING IN THE FUND


                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.


                  On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SCHWAB ACCOUNTS

Some Schwab account features can work in tandem with features offered by the fund.

For example, when you sell shares in the fund, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.
--------------------------------------------------------------------------------


BUYING SHARES

Shares of the fund may be purchased through a Schwab account or through broker-dealers, banks, investment professionals or other financial institutions, 401(k) plans or other employee benefit plans (financial intermediaries).

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies to buy, sell, and exchange shares of the fund.

If you are investing through a financial intermediary, including Schwab, the intermediary may impose additional or different conditions than the fund on purchases, redemptions or exchanges of fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off time for investment and trading restrictions. For Schwab accounts, the minimum additional investment through an automatic investment plan is $100. Intermediaries may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of financial intermediaries should consult their intermediaries for information regarding these conditions and fees. The fund is not responsible for the failure of financial intermediaries to carry out their responsibilities to their customers.

The investment adviser and Schwab or its affiliates may pay certain financial intermediaries for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by the investment adviser and/or Schwab or its affiliates, not by the fund or its shareholders.

Schwab intends to seek investors for the fund during an initial offering period. As of the date of the printing of this prospectus, Schwab anticipates that this period will begin on 8/19/05 and end on 9/30/05, although the period may be extended or otherwise changed. Payment for shares of the fund will not be accepted until the completion of the initial offering period. Orders received after the initial offering period will be executed at the next share price calculated for the fund. The fee payable to Schwab for orders placed in person or through a telephone representative will be waived by Schwab during the initial offering period.


8  Investing in the fund

STEP 1


CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The fund has two share classes. The Select Shares(R) have lower expenses than the Investor Shares. You may convert your Investor Shares into Select Shares at any time if your account balance in the fund is at least $50,000. You must contact Schwab or your financial intermediary to request an interclass exchange of your Investor Shares for Select Shares -- conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares, the fund reserves the right to redeem your shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.


                         MINIMUM INITIAL          MINIMUM
SHARE CLASS              INVESTMENT               BALANCE
-------------------------------------------------------------------------
INVESTOR SHARES          $2,500 ($1,000 for       --
                         retirement, education
                         and custodial accounts)


SELECT SHARES(R)         $50,000                  $40,000

Certain investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select Shares initial minimum investment and minimum balance requirements.

STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-----------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in shares of the fund.


CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested in shares of the fund.


CASH You receive payment for all dividends and capital gain distributions.

STEP 3

PLACE YOUR ORDER. Use any of the methods described on the following page. Make checks payable to Charles Schwab and Co., Inc. Orders placed in-person or through a telephone representative are subject to a service fee, payable to Schwab.

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- As indicated in the fund's fee table, the fund charges a redemption fee, which is discussed in more detail under "Redemption Fees" under the "Transaction policies" section of this prospectus.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET                                         SCHWABLINK(R)
www.schwab.com                                   Investment professionals should follow the
                                                 transaction instructions in the SchwabLink
SCHWAB BY PHONE TM 1                             manual; for technical assistance, call
Automated voice service or speak with a          1-800-647-5465.
representative at 1-800-435-4000 (for TDD
service, call 1-800-345-2550).                   MAIL
                                                 Write to Schwab Funds at:
TELEBROKER(R)                                    P.O. Box 3812
Automated touch-tone phone service at            Englewood, CO 80155-3812
1-800-272-4922.
                                                 IN PERSON 1
                                                 Visit the nearest Charles Schwab branch
                                                 office.

You are automatically entitled to initiate transactions by the Internet or telephone. The fund and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

1 Orders placed in-person or through a telephone representative are subject to a service fee, payable to Schwab.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------


10  Investing in the fund

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if the account they are held in is closed for any reason.



- To automatically redeem your shares upon 60 days written notice if the value of your investment in the fund falls below the stated minimum balance requirement.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The fund calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order no later than the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through a financial intermediary, please consult with that intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your financial intermediary. However, some intermediaries may arrange with the fund for you to receive the share price next calculated after your intermediary has received your order. Some financial intermediaries may require that they receive your orders prior to a specified cut-off time.

In valuing its securities, the fund uses market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees as discussed in more detail under "Fair value pricing" in this "Transaction policies" section.

THE FUND RESERVES CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING. The fund is intended for long-term investment and not for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact the fund's performance by disrupting the efficient management of the fund, increasing fund transaction costs and taxes, causing the fund to maintain higher cash balances, and diluting the value of the fund's shares.


The fund's Board of Trustees has adopted policies and procedures that are designed to reduce the risk of market timing by fund shareholders. The fund seeks to deter market timing through several methods. These methods may include: trade activity monitoring; redemption fees; and fair value pricing. Although these methods are designed to discourage market timing, there can be no guarantee that the fund will be able to identify and restrict investors that engage in such activities. In addition, these methods (other than redemption fees) are inherently subjective and involve judgment in their application. The fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the fund's long-term shareholders. The fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

TRADE ACTIVITY MONITORING. The fund, through its service providers, maintain trade activity monitoring procedures with respect to the purchase, sale and exchange of fund shares. This process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity identified by these factors, or from other information then available (such as the actual trading pattern or dollar amount of the transactions), will be evaluated to determine whether the activity may constitute market timing that is detrimental to the fund.


If, as a result of this trade activity monitoring, the fund believes that a shareholder has engaged in market timing, it may, in its sole discretion, request the shareholder to stop such market timing activities or refuse to process purchases or exchanges in the shareholder's account. The fund specifically reserves the right to reject any purchase or exchange orders by any investor or group of investors indefinitely for any reason. Transactions placed in contravention of the fund's market timing policies are not necessarily deemed accepted by the fund and may be canceled or revoked by the fund on the next business day following receipt by the fund.


Fund shares may be held through 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other financial intermediaries. Omnibus accounts allow financial intermediaries to aggregate their customers' investments in one account and to purchase, redeem and exchange fund shares without the identity of a particular customer being known to the fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the fund's market timing policies. As a result, the fund cannot assure that its policies will be enforced with regard to fund shares held through such omnibus arrangements. While the fund may monitor share turnover at the omnibus account level, the fund's ability to monitor and detect market timing by shareholders in these omnibus accounts is limited, and, therefore, the fund may not be able to determine whether trading by these shareholders is contrary to the fund's market timing policies.

REDEMPTION FEES. The fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund imposes the redemption fees in an effort to deter short-term trading, to facilitate efficient fund management, to minimize the impact on fund performance and to offset fund transaction costs and other expenses. The fee may be imposed to the extent the shares redeemed exceed the number of shares that have been held more than the specified number of days. The fund treats shares that have been held the longest as being redeemed first and shares that have been held the shortest as being redeemed last. Fund shares purchased with reinvested dividends are not subject to the redemption fee. The fund retains redemption fees for the benefit of the remaining shareholders.


12  Investing in the fund

As noted above, the fund shares may be held in omnibus accounts by financial intermediaries. Currently, only certain intermediaries have the systems capability to collect the redemption fees on behalf of the fund. Even intermediaries that do have the capability may use criteria and methods for tracking, applying and calculating the fees that are different from those of the fund or may be unwilling to collect the fees. As such, the fund may not be able to collect redemption fees through these intermediaries. The fund notifies all financial intermediaries of its policy and will encourage all financial intermediaries to develop the capability to begin collecting the redemption fees from all of their customers that invest in the fund.

The fund reserves the right to waive its redemption fee if the fund or its service providers believe that such waivers are consistent with the best interests of the fund and its long-term shareholders. For example, the redemption fees may not be assessed in the following non-exclusive list of transactions: redemptions by tax-advantaged retirement plans; redemptions pursuant to rebalancing programs or systematic withdrawal plans established with the fund or financial intermediaries; redemptions initiated to pay asset-based fees charged to customers of certain fee-based or wrap programs; redemptions by charitable giving funds; redemptions by registered investment companies; and redemptions initiated by the fund. The fund also reserves the right to modify or eliminate the redemption fees or waivers at any time.

FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value the fund's securities when market prices are not "readily available" or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of the fund's portfolio holdings and the net asset value of the fund's shares, and help ensure that the prices at which the fund's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The fund makes fair value determinations in good faith in accordance with the fund's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the fund as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations.

The fund expects that a portion of its ordinary income distribution will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of the fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

--------------------------------------------------------------------------------


DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS THE FUND EARNS. Every year, the fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another Schwab Fund is treated the same as a sale. An exchange between classes within the fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


14  Investing in the fund

NOTES

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to fund investors, discuss recent performance and fund holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Large-Cap Growth Fund              811-7704





   REG32988FLT



SCHWAB LARGE-CAP GROWTH FUND


PROSPECTUS
August 9, 2005

                                                           [CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION



                          SCHWAB LARGE-CAP GROWTH FUND


                                 AUGUST 9, 2005


The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus, dated August 9, 2005. To obtain a free copy of the prospectus, please contact Schwab Funds(R) at 1-800-435-4000 or write to the fund at P.O. Box 3812, Englewood, CO 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/Schwab Funds.


The fund is a series of Schwab Capital Trust (a trust). The fund is part of the Schwab complex of funds ("Schwab Funds").

                                TABLE OF CONTENTS


                                                                          Page
                                                                          ----
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS                     2
MANAGEMENT OF THE FUND                                                      19
DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES                           30
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                         36
INVESTMENT ADVISORY AND OTHER SERVICES                                      36
PORTFOLIO MANAGERS                                                          38
BROKERAGE ALLOCATION AND OTHER PRACTICES                                    40
DESCRIPTION OF THE TRUST                                                    43
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER
DOCUMENTS AND PRICING OF SHARES                                             44
TAXATION                                                                    47

            INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


The SCHWAB LARGE-CAP GROWTH FUND seeks long-term capital growth.


The investment objective for the fund may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund is represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund. There is no guarantee the fund will achieve its objective.

                              INVESTMENT STRATEGIES

The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment.


The fund will, under normal circumstances, invest at least 80 % of its net assets in large-cap stocks of U.S. companies. The fund will notify shareholders at least 60 days before changing this policy. Large-cap stocks generally are those with market capitalizations equal to at least $5 billion. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


                       INVESTMENTS, RISKS AND LIMITATIONS

The different types of investments that the fund typically may invest in, the investment techniques it may use and the risks normally associated with these investments are discussed below.

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity. Sometimes the credit support for asset-backed securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING. The fund may borrow for temporary or emergency purposes; for example, the fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The fund's borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of the fund's shares and in its portfolio yield. The fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). If assets used to secure a borrowing decrease in value, the fund may be required to pledge additional collateral to avoid liquidation of those assets.

The fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. The fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. The fund will pay fees to the banks for using its lines.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. The fund will not concentrate its investments in a particular industry or group of industries.

CREDIT AND LIQUIDITY supports may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to the fund, and affect its share price.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds." The market for these securities has historically been less liquid than for investment-grade securities.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.








DEPOSITARY RECEIPTS include American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.



Investments in the securities of foreign issuers may subject the fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.



Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.



Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, EDRs, and interests in real estate investment trusts, (for more information on real estate investment trusts, "REITs", see section entitled "Real Estate Investments Trusts").

Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer's earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, the fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.


Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stocks becomes more valuable. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities are also rated below investment grade ("high yield") or are not rated, and are subject to credit risk.



Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and the fund's ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer's creditworthiness.


Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company's liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

Initial Public Offering. The fund may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The fund's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

EXCHANGE TRADED FUNDS ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are traded principally overseas. Foreign securities in which the fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission
(CFTC) licenses and regulates on foreign exchanges.

The fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, the fund may purchase futures contracts. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. The fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The fund may enter into a futures contract for these or other reasons.

When buying or selling futures contracts, the fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as "marking-to-market." The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. The fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, the fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws. Underlying funds in which the MarketTrack Portfolios invest may have the same or different arrangements.

While the fund may purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (i.e., brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the fund seeks to close out a futures position. If the fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If the fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery of, and incur extra transaction costs buying or selling the underlying securities. The fund seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING. The fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When the fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

The fund must keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, the fund may invest in money market securities.


MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as Freddie Mac and Fannie Mae, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. Principal and interest payments on the mortgage-related securities are guaranteed by the government however, such guarantees do not extend to the value or yield of the mortgage-related securities themselves.


OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the fund will be covered, which means that the fund will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options the fund writes will be covered, which means that the fund will earmark or segregate cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

The fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. The fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

An exchange traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If the fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by the fund and the prices of the options, possible lack of a liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.

The fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

REAL ESTATE INVESTMENT TRUSTS (REITS) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.


Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than--and at times will perform differently from--large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses in addition to their proportionate share of the fund's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.


REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short - from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. The fund generally retains the right to interest and principal payments on the security. If the fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. The fund may engage in security lending arrangements. For example, the fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities.

The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis, (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange, and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds and unit investment trusts are traded on exchanges.

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

The fund may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. The fund intends to vote any investment company proxies in accordance with instructions received, or in the same proportion as the vote of all other shareholders. The fund may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the fund an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds the fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the fund of funds over the underlying fund. The conditions apply only when the fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Under the terms of the exemptive order, the fund and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.

SHORT SALES may be used by the fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, the fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the fund with respect to the securities that are sold short. "Uncovered" short sales are transactions under which the fund sells a security it does not own. To complete such transaction, the fund may borrow the security through a broker to make delivery to the buyer and, in doing so, the fund becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The fund also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, the fund is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the fund replaces the borrowed securities.


The fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security and, conversely, the fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If the fund sells securities short "against the box," it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


The fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the fund will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.

SMALL-CAP STOCKS include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and the fund's positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of the fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of the fund that invests in small-cap stocks may change sharply during the short term and long term.

SWAP AGREEMENTS can be structured to increase or decrease the fund's exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease the fund's exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if the fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease the fund's exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of the fund's investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from the fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from the fund, the fund must be prepared to make such payments when they are due. In order to help minimize risks, the fund will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require the fund to earmark or segregate assets in the amount of the accrued amounts owed under the swap. The fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. The fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.

Swap agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. In addition, the fund may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. The fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

For purposes of applying the fund's investment policies and restrictions (as stated in the prospectus and this SAI) swap agreements are generally valued by the fund at market value. In the case of a credit default swap sold by the fund (i.e., where the fund is selling credit default protection), however, the fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

TEMPORARY DEFENSIVE INVESTMENTS. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

                             INVESTMENT LIMITATIONS




THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

THE FUND MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3)   Invest more than 15% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of
Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the fund's investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have the fundamental investment policy governing such investments. The fund has adopted the fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund's Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits the fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restriction does not apply to non-diversified funds.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUND


The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met 4 times during the most recent fiscal year.


Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the fund's investment adviser and distributor.


Each of the officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios (collectively referred to herein as the "Family of Investment Companies"), which as of May 24, 2005, included 53 funds.



On January 30, 2004, CSIM became the investment advisor of the Laudus Trust and the Laudus Variable Insurance Trust (the Family of Investment Companies, Laudus Trust and Laudus Variable Insurance Trust are collectively referred to herein as the "fund complex"). As of May 24, 2005, the fund complex consisted of 64 funds. Ms. Byerwalter and Mr. Hasler also serve as trustees for the Laudus Trust and Laudus Variable Insurance Trust, therefore, each of these trustees oversees all 63 funds in the fund complex. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.

Each officer's and trustee's principal occupations during the past five years, other current directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:





NAME AND DATE     POSITION(S)    TERM OF        PRINCIPAL               OTHER
   OF BIRTH         WITH THE    OFFICE AND     OCCUPATIONS           DIRECTORSHIPS
                     TRUST      LENGTH OF    DURING THE PAST
                                  TIME         FIVE YEARS
                                 SERVED 1
                                INDEPENDENT TRUSTEES

DONALD F.         Trustee      Trustee of   Chief Executive
DORWARD                        Schwab       Officer, Dorward
September 23,                  Capital      & Associates
1931                           Trust since  (corporate
                               1993.        management,
                                            marketing and
                                            communications
                                            consulting
                                            firm). From 1996
                                            to 1999,
                                            Executive Vice
                                            President and
                                            Managing
                                            Director, Grey
                                            Advertising.
                                            Prior to 1996,
                                            President and
                                            Chief Executive
                                            Officer, Allen &
                                            Dorward
                                            Advertising.

ROBERT G.         Trustee      Trustee of   Chairman, Chief
HOLMES                         Schwab       Executive Officer
May 15, 1931                   Capital      and Director,
                               Trust since  Semloh Financial,
                               1993.        Inc.
                                            (international
                                            financial
                                            services and
                                            investment
                                            advisory firm).

DONALD R.         Trustee      Trustee of   Managing Partner,
STEPHENS                       Schwab       D.R. Stephens &
June 28, 1938                  Capital      Company
                               Trust since  (investments).
                               1993.        Prior to 1996,
                                            Chairman and
                                            Chief Executive
                                            Officer of North


----------

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

                                            American Trust
                                            (real estate
                                            investment trust).

MICHAEL W.        Trustee      Trustee of   Chairman and
WILSEY                         Schwab       Chief Executive
August 18,                     Capital      Officer, Wilsey
1943                           Trust since  Bennett, Inc.
                               1993.        (real estate
                                            investment and
                                            management, and
                                            other
                                            investments).

MARIANN           Trustee      Trustee of   Chairman of JDN          Ms. Byerwalter is on
BYERWALTER                     Schwab       Corporate                the Board of
August 13,                     Capital      Advisory LLC.            Stanford University,
1960                           Trust since  From 1996 to             America First
                               2000.        2001, Ms.                Companies, Omaha, NE
                                            Byerwalter was           (venture
                                            the Vice                 capital/fund
                                            President for            management), Redwood
                                            Business Affairs         Trust, Inc.
                                            and Chief                (mortgage finance),
                                            Financial Officer        Stanford Hospitals
                                            of Stanford              and Clinics, SRI
                                            University and,          International
                                            in 2001, Special         (research), PMI
                                            Advisor to the           Group, Inc.
                                            President of             (mortgage
                                            Stanford                 insurance), Lucile
                                            University. 2            Packard Children's
                                                                     Hospital. She is
                                                                     also a Trustee of
                                                                     Laudus Trust and
                                                                     Laudus Variable
                                                                     Insurance Trust
                                                                     (registered
                                                                     investment
                                                                     companies). In 2005
                                                                     she joined the board
                                                                     of Pacific Life
                                                                     Insurance Company.

WILLIAM A.        Trustee      Trustee of   Mr. Hasler is            Mr. Hasler is on the
HASLER                         Schwab       Dean Emeritus of         Board of Aphton
November 22,                   Capital      the Haas Schools         Corporation
1941                           Trust since  of Business at           (bio-pharmaceuticals),
                               2000.        the University of        Mission West
                                            California,              Properties
                                            Berkeley (higher         (commercial real
                                            education). --           estate), Stratex
                                            Prior to August          Networks (a network
                                            1998, Mr. Hasler         equipment
                                            was Dean of this         corporation), TOUSA
                                            institution.             (home building), and
                                                                     Solectron
                                                                     Corporation
                                                                     (manufacturing)
                                                                     where he is also
                                                                     Non-Executive
                                                                     Chairman. He is
                                                                     also a


----------

2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1995 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

                                                                     Trustee of
                                                                     Laudus Trust and
                                                                     Laudus Variable
                                                                     Insurance Trust
                                                                     (registered
                                                                     investment
                                                                     companies). Mr.
                                                                     Hasler is also a
                                                                     Public Governor and
                                                                     member of the
                                                                     Executive Committee
                                                                     for Pacific Stock &
                                                                     Options Exchange.

GERALD B.         Trustee      Trustee of   Since 1990,              Mr. Smith is on the
SMITH                          Schwab       Chairman and             Board of Cooper
September 28,                  Capital      Chief Executive          Industries
1950                           Trust since  Officer and              (electrical
                               2000.        founder of Smith         products, tools and
                                            Graham & Co.             hardware), and is
                                            (investment              Chairman of the
                                            advisors).               audit committee of
                                                                     Northern Border
                                                                     Partners, L.P.
                                                                     (energy).

                                 INTERESTED TRUSTEES


CHARLES R.        Chairman     Chairman     Chairman, Chief          Director, The
SCHWAB 3          and Trustee  and Trustee  Executive Officer        Charles and Helen
July 29, 1937                  of Schwab    and Director, The        Schwab
                               Capital      Charles Schwab           Foundation; All Kinds
                               Trust since  Corporation,             of Minds
                               1993.        Charles Schwab &         (education);
                                            Co., Inc.;               Trustee, Stanford
                                            Chairman and             University, since
                                            Director, Charles        1993;
                                            Schwab Investment
                                            Management, Inc.;
                                            Chairman, Charles
                                            Schwab Holdings
                                            (UK), U.S. Trust
                                            Corporation,
                                            United States
                                            Trust Company of
                                            New York, U.S.
                                            Trust Company;
                                            Chief Executive
                                            Officer and
                                            Director, Schwab
                                            Holdings, Inc.;
                                            Chairman and
                                            Chief Executive
                                            Officer, Schwab
                                            (SIS) Holdings,
                                            Inc. I, Schwab
                                            International
                                            Holdings, Inc.;
                                            Director,
                                            Co-Chief
                                            Executive Officer
                                            until May 2003,
                                            The Charles
                                            Schwab
                                            Corporation.

RANDALL W. MERK   Trustee      Trustee of   Executive Vice
July 25, 1954                  Schwab       President and
                               Capital      President, Asset
                               Trust since  Management
                               2005.        Products &
                                            Services
                                            Enterprise.  From
                                            September 2002 to
                                            July 2004, Mr.
                                            Merk was
                                            President and
                                            Chief Executive
                                            Officer, Charles
                                            Schwab Investment
                                            Management, Inc.
                                            and Executive
                                            Vice President,
                                            Charles Schwab &
                                            Co. Prior to
                                            September 2002,
                                            Mr. Merk was
                                            President and
                                            Chief Investment


----------

3 In addition to his employment with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation. Mr. Schwab is an Interested Trustee because he is an employee of Schwab and/or the adviser.

                                            Officer, American
                                            Century
                                            Investment
                                            Management, and
                                            Director,
                                            American Century
                                            Companies, Inc.
                                            (June 2001 to
                                            August 2002);
                                            Chief Investment
                                            Officer, Fixed,
                                            American Century
                                            Companies, Inc.
                                            (January 1997 to
                                            June 2001).

                                    OFFICERS

EVELYN DILSAVER   President    Officer of   Executive Vice
May 4, 1955       and Chief    Schwab       President and
                  Executive    Capital      President, Charles
                  Officer      Trust since  Schwab Investment
                               2004.        Management, Inc.
                                            From June 2003 to
                                            July 2004, Ms.
                                            Dilsaver was Senior
                                            Vice President of
                                            the Asset
                                            Management Products
                                            and Services
                                            Enterprise, with
                                            responsibility for
                                            product development
                                            and distribution.
                                            Prior to this, Ms.
                                            Dilsaver was
                                            Executive Vice
                                            President of U.S.
                                            Trust, a subsidiary
                                            of The Charles
                                            Schwab Corporation,
                                            as their chief
                                            financial officer
                                            and chief
                                            administrative
                                            officer.

STEPHEN B. WARD   Senior Vice  Officer of   Director, Senior
April 5, 1955     President    Schwab       Vice President and
                  and Chief    Capital      Chief Investment
                  Investment   Trust since  Officer, Charles
                  Officer.     1991.        Schwab Investment
                                            Management, Inc.;
                                            Chief Investment
                                            Officer, The
                                            Charles Schwab
                                            Trust Company.

GEORGE PEREIRA    Treasurer    Officer of   Senior
June 9, 1964      and          Schwab       Vice President and
                  Principal    Capital      Chief Financial
                  Financial    Trust since  Officer, Charles
                  Officer      2004.        Schwab Investment
                                            Management, Inc.
                                            From

                                            December 1999
                                            to November 2004,
                                            Mr. Pereira was Sr.
                                            Vice President,
                                            Financial
                                            Reporting, Charles
                                            Schwab & Co., Inc.
                                            From September 1999
                                            to December 1999,
                                            Mr. Pereira was
                                            Chief Financial
                                            Officer,
                                            Commerzbank Capital
                                            Markets. Prior to
                                            September 1999, Mr.
                                            Pereira was
                                            Managing Director
                                            at the New York
                                            Stock Exchange.

KOJI E. FELTON    Secretary    Officer of   Senior Vice
March 13, 1961                 Schwab       President, Chief
                               Capital      Counsel and
                               Trust since  Assistant Corporate
                               1998.        Secretary, Charles
                                            Schwab Investment
                                            Management, Inc.
                                            Prior to June 1998,
                                            Mr. Felton was a
                                            Branch Chief in
                                            Enforcement at the
                                            U.S. Securities and
                                            Exchange Commission
                                            in San Francisco.

RANDALL FILLMORE  Chief        Officer of   Senior Vice
November 11,      Compliance   Schwab       President,
1960              Officer      Capital      Institutional
                               Trust since  Compliance and
                               2002.        Chief Compliance
                                            Officer, Charles
                                            Schwab Investment
                                            Management, Inc.
                                            From 2002 to 2003,
                                            Mr. Fillmore was
                                            Vice President,
                                            Charles Schwab &
                                            Co. and Charles
                                            Schwab Investment
                                            Management, Inc.
                                            From 2000 to 2002,
                                            Mr. Fillmore was
                                            Vice President of
                                            Internal Audit,
                                            Charles Schwab &
                                            Co. Prior to 2000,
                                            Mr. Fillmore was
                                            with
                                            PricewaterhouseCoopers.

KIMON P.          Senior Vice  Officer of   Senior Vice
DAIFOTIS          President    Schwab       President and Chief
July 10, 1959     and Chief    Capital      Investment Officer
                  Investment   Trust since  -- Fixed Income,
                  Officer.     2004.        Charles Schwab
                                            Investment
                                            Management, Inc.
                                            Prior to 2004, Mr.
                                            Daifotis was Vice
                                            President and Sr.
                                            Portfolio Manager,
                                            Charles Schwab
                                            Investment
                                            Management, Inc.

JEFFREY M.        Senior Vice  Officer of   Senior Vice
MORTIMER          President    Schwab       President and Chief
September 29,     and Chief    Capital      Investment Officer
1963              Investment   Trust since  -- Equities,
                  Officer.     2004.        Charles Schwab
                                            Investment
                                            Management, Inc.
                                            Prior to 2004, Mr.
                                            Mortimer was Vice
                                            President and Sr.
                                            Portfolio Manager,
                                            Charles Schwab
                                            Investment
                                            Management, Inc.


The continuation of the fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement between the Trust and CSIM (the "Agreement") with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the fund's investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.






At the May 24, 2005 meeting, the trustees, including a majority of independent trustees, approved the agreement and approved the selection of CSIM as investment adviser to the then-existing funds of the trust based on consideration and evaluation of a variety of specific factors presented at that meeting and prior meetings such as: (1) the nature and quality of the services provided to the fund under the agreement; (2) the funds' expenses under the agreement and how those expenses compared to those of other comparable mutual funds; (3) the funds' investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to the funds, including both direct and indirect benefits accruing to CSIM and its affiliates.



First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition. Finally the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and CSIM is in a unique position to better advance the interests of these investors within the larger Schwab organization.



Second, with respect to the funds' expenses under the agreement, the trustees considered the fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to the funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The trustees also considered information about average expense ratios of comparable mutual funds in a fund's respective peer group and the effects of CSIM'S and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.



Third, with respect to fund performance, the trustees considered a fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the trustees considered both risk and shareholder risk expectations for a given fund.



Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered any benefits derived by the investment adviser from its relationship with the funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.



In its deliberation, the trustees did not identify any particular information that was all-important or controlling. Based on the trustees' deliberation and its evaluation of the information described above, the board, including all of the independent trustees, unanimously approved the continuation of the agreement and concluded that the compensation under the agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.



At the May 24, 2005 meeting, the trustees including all of the Independent Trustees, unanimously approved amending the Agreement to include the Schwab Large-Cap Growth Fund. This approval was based on consideration and evaluation of a variety of specific factors discussed at that meeting and/or at prior meetings, including: (1) the nature, extent and quality of the services to be provided to the fund under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the fund; (2) CSIM's investment performance with respect to other funds and how it compared to that of other comparable mutual funds; (3) the fund's anticipated expenses and how those expenses compared to those of other comparable mutual funds; (4) the profitability of CSIM and its affiliates, including Schwab, with respect to other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and (5) the extent to which economies of scale might be realized as the fund grows and whether fee levels relating to the fund in the Agreement reflect those economies of scale for the benefit of fund investors.



In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement to reflect the addition of the fund and concluded that the compensation with respect to the fund under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.



                               TRUSTEE COMMITTEES



The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the Independent Trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.


The trust has a Nominating Committee that is comprised of all of the Independent Trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees.

                              TRUSTEE COMPENSATION

The following table provides trustee compensation for the fiscal year ending October 31, 2004. This information is for the fund complex, which included 61 funds as of October 31, 2004.


--------------------------------------------------------------------------------
Name of Trustee                ($)               Pension or          ($)
                      Aggregate Compensation     Retirement         Total
                              From:               Benefits       Compensation
                                                 Accrued as       from Fund
                                                Part of Fund       Complex
                                                  Expenses
                       Schwab Capital Trust
  Interested
   Trustees

Charles R. Schwab               0                   N/A               0

Randall W. Merk 4               0                   N/A               0

  Independent
   Trustees


----------

4 Mr. Merk was appointed to the board on May 24, 2005.

Mariann Byerwalter          $30,600                 N/A           $203,324

Donald F. Dorward           $30,600                 N/A           $161,100

William A. Hasler           $30,600                 N/A           $203,324

Robert G. Holmes            $30,600                 N/A           $161,100

Gerald B. Smith             $30,600                 N/A           $161,100

Donald R. Stephens          $30,600                 N/A           $161,100

Michael W. Wilsey           $29,500                 N/A           $155,010



--------------------------------------------------------------------------------
  Name of Trustee           ($)           Estimated           ($)
                         Estimated        Pension or       Estimated
                        Compensation      Retirement         Total
                          From the         Benefits       Compensation
                           Schwab         Accrued as       from Fund
                         Large-Cap       Part of the       Complex 6
                        Growth Fund 5       Schwab
                                          Large-Cap
                                         Growth Fund
                                           Expenses
  Interested Trustee

Charles R. Schwab              0             N/A                   0

Randall W. Merk                0             N/A                   0

 Independent Trustees

Mariann Byerwalter          $675             N/A            $223,025

Donald F. Dorward           $675             N/A            $168,025

William A. Hasler           $715             N/A            $233,025

Robert G. Holmes            $675             N/A            $168,025

Gerald B. Smith             $675             N/A            $168,025

Donald R. Stephens          $675             N/A            $168,025

Michael W. Wilsey           $675             N/A            $168,025


                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE


The following tables provide each Trustee's equity ownership of the fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2004. As of December 31, 2004, the Family of Investment Companies included 53 funds.


----------

5 Estimated compensation for the fiscal year ending October 31, 2005.



6 Unless otherwise stated, information is estimated for the fund complex for the fiscal year ending October 31, 2005.

  Name of Trustee           Dollar Range of Trustee     Aggregate Dollar Range
                             Ownership of the Fund     of Trustee Ownership in
                                                       the Family of Investment
                                                               Companies
 Interested Trustees

Charles R. Schwab                     None                   Over $100,000
Randall W. Merk                       None                   Over $100,000

Independent Trustees                  None                   Over $100,000

Mariann Byerwalter                    None                   Over $100,000
Donald F. Dorward                     None                   Over $100,000
William A. Hasler                     None                   Over $100,000
Robert G. Holmes                      None                   Over $100,000
Gerald Smith                          None                   Over $100,000
Donald R. Stephens                    None                   Over $100,000
Michael W. Wilsey                     None                   Over $100,000


                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The fund, its investment adviser and Schwab have adopted a Code of Ethics (Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the fund or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments,

Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "Schwab Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

         Conflicts of Interest. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

         Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

        -       proxy statements and ballots written in a foreign language;

        -       untimely and/or inadequate notice of shareholder meetings;

        -       restrictions of foreigner's ability to exercise votes;

        -       requirements to vote proxies in person;

        - the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;

        - requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

         Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's current proxy voting policy guidelines.

1. AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

-       Tenure of the audit firm

- Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

-       Length of the rotation period advocated in the proposal

-       Significant audit-related issues

-       Number of audit committee meetings held each year

-       Number of financial experts serving on the committee

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

- Insiders and affiliated outsiders on boards that are not at least majority independent

- Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

- Directors who adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

- Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

- Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.

OPEN ACCESS (SHAREHOLDER RESOLUTION)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders

- It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

- The plan expressly permits repricing of underwater options without shareholder approval; or

- There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on

- The company's most recent three-year burn rate is excessive and is an outlier within its peer group

A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO's compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.

DIRECTOR COMPENSATION

Before recommending a vote FOR a director equity plan, ISS will review the company's proxy statement for the following qualitative features:

- Stock ownership guidelines (a minimum of three times the annual cash retainer)

- Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)

-       Balanced mix between cash and equity

- Non-employee directors should not receive retirement benefits/perquisites

-       Detailed disclosure of cash and equity compensation for each director

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

-       Historic trading patterns

-       Rationale for the repricing

-       Value-for-value exchange

-       Option vesting

-       Term of the option

-       Exercise price

-       Participation

-       Treatment of surrendered options

QUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR qualified employee stock purchase plans where all of the following apply:

-       Purchase price is at least 85 percent of fair market value

-       Offering period is 27 months or less, and

-       Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR nonqualified plans with all the following features:

-       Broad-based participation

- Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

- Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value

- No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.

SHAREHOLDER PROPOSALS ON COMPENSATION

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

        - Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

        - Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

        - FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

        - AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

        - CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

The Trust is required to disclose annually the fund's complete proxy voting record on Form N-PX. The fund's proxy voting record for the most recent 12 month period ended June 30th will be available by visiting the Schwab website at www.schwab.com/Schwab Funds. The fund's Form N-PX will be available on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of August 9, 2005, the officers and trustees of the trust, as a group owned, of record or beneficially, none of the outstanding voting securities of the fund.

As of August 9, 2005, no person or entity owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of the fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chief Executive Officer, Chairman, and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.




For its advisory and administration services to the fund, the investment adviser is entitled to receive an annual fee, accrued and paid monthly, of 0.87% of the fund's average daily net assets not in excess of $500 million, 0.85% of such net assets over $500 million but not in excess of $1 billion, 0.83% of such net assets over $1 billion but not in excess of $2 billion and 0.81% of such assets over $2 billion.


Through at least February 27, 2007, Schwab and the investment adviser have agreed to limit the fund's net operating expenses to 1.20% and 0.99% (excluding interest, taxes and certain non-routine expenses) for the Investor Shares and Select Shares(R), respectively.


The amount of the expense caps is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays for the prospectus and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the fund's prospectus, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with the Schwab Large-Cap Growth Fund, Schwab is entitled to receive an annual fee, payable monthly by each share class of the fund, in the amount of 0.05% of the share class' average daily net assets.



For the services performed as shareholder services agent under its contract with the Schwab Large-Cap Growth Fund, Schwab is entitled to receive an annual fee, payable monthly from each share class of the fund, in the amount of 0.20% of Investor Shares' and 0.05% of Select Shares'(R) average daily net assets.



                          CUSTODIAN AND FUND ACCOUNTANT



Brown Brothers Harriman & Co., 40 Water Street, Boston, MA, 02109 serves as custodian of the fund. SEI Investments Global Funds, One Freedom Valley Dr., Oaks, PA 19456, serves as fund accountant.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The fund accountants maintain all books and records related to the fund's transactions.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The fund's independent registered public accounting firm, PricewatehouseCoopers LLP, audit and report on the annual financial statements of the fund and review certain regulatory reports and the fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trusts engage them to do so. Their address is 3 Embarcadero Center, San Francisco, CA 94111-4004.


                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                 OTHER SERVICES

Schwab provides the investment adviser with quantitative analyses of the relative attractiveness of stocks in which the fund might invest. The fund is designed to harness the power of the Schwab Equity Ratings TM, which evaluates stocks on the basis of a wide variety of investment criteria from four broad categories: fundamentals, valuation, momentum and risk. Pursuant to an agreement between the investment adviser and Schwab, the investment adviser pays Schwab a fixed annual fee for these services.

                               PORTFOLIO MANAGERS


OTHER MANAGED ACCOUNTS. Each portfolio manager (collectively referred to as the "Portfolio Managers") is responsible for the day-to-day management of certain accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of July 27, 2005.

                       REGISTERED INVESTMENT COMPANIES
                   (THIS AMOUNT INCLUDES THE FUND IN THIS
                     STATEMENT OF ADDITIONAL INFORMATION)

                                                            OTHER POOLED INVESTMENT VEHICLES            OTHER ACCOUNTS
                       NUMBER OF                            NUMBER OF                           NUMBER OF
       NAME            ACCOUNTS         TOTAL ASSETS        ACCOUNTS        TOTAL ASSETS        ACCOUNTS      TOTAL ASSETS
Jeffrey Mortimer           29          $3,507,242,850          0                -                3470         $655,522,859
Larry Mano                 13         $23,468,925,479          0                -                3470          655,522,859
Vivienne Hsu               8           $2,851,114,965          0                -                3470          655,522,859



CONFLICTS OF INTEREST. A Portfolio Manager's management of other accounts may give rise to potential conflicts of interest in connection with its management of the fund's investments, on the one hand, and the investments of the other managed accounts, on the other. The other managed accounts include Schwab Personal Portfolio Managed Accounts and other mutual funds advised by CSIM (collectively, the "Other Managed Accounts"). The Other Managed Accounts might have similar investment objectives as the fund, track the same index the fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the fund. While the Portfolio Managers' management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.



KNOWLEDGE OF THE TIMING AND SIZE OF FUND TRADES. A potential conflict of interest may arise as a result of the Portfolio Managers' day-to-day management of the fund. Because of their positions with the fund, the Portfolio Managers know the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of the fund. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index funds, which seek to track their benchmark index, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers may aggregate trade orders for the Other Managed Accounts, excluding Schwab Personal Portfolio Managed Accounts, with those of the fund. All aggregated orders are subject to CSIM's aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account's order.



INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the Portfolio Managers' management of the fund and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over the fund, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the fund. Notwithstanding this theoretical conflict of interest, it is CSIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for the fund or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for the fund in an effort to outperform its specific benchmark, such an approach might not be suitable for the fund given its investment objectives and related restrictions.

COMPENSATION. Charles Schwab & Co., the trust's distributor, compensates each CSIM Portfolio Manager for his or her management of the fund. Each Portfolio Manager's compensation consists of a fixed annual ("base") salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager's overall performance such as the portfolio manager's contribution to the firm's overall investment process, being good corporate citizens and contribution to the firm's asset growth and business relationships.

The discretionary bonus is determined in accordance with the CSIM
Portfolio Management Incentive Plan (the "Plan"), which is designed to reward consistent and superior investment performance relative to established benchmarks and/or industry peer groups. The Plan is an annual incentive plan that provides quarterly advances at management's discretion based on their determination of whether funds are available under the Plan as well as factors such as the portfolio manager's contribution to the firm's overall investment process, being good corporate citizens, and contribution to the firm's asset growth and business relationships.


The Plan consists of two independent funding components: 75% of the funding is based on fund investment performance and 25% of the funding is based on Schwab's corporate performance.

-       Fund Investment Performance Factors

        Funding into this Plan component is determined by fund performance relative to a Lipper Category or an established industry peer group. Peer groups are determined by the CSIM Peer Group Committee and are reviewed on a regular basis.


   - For all funds except index and money market funds: The fund's investment performance ranking relative to its peer group or respective Lipper Category ("fund ranking") is determined based on its 1-year and 3-year pre-tax return before expenses. In determining the fund ranking, 75% of the weighting is based on the 3-year pre-tax performance and 25% is based on the 1-year pre-tax performance. The 1-year and 3-year performance numbers are calculated based on a calendar year.


   - For money market and index funds: A money market fund's investment performance ranking ("fund ranking") is determined by its gross yield (i.e., yield before expenses) relative to its iMoney Net category on a calendar year-to-date basis. An index fund's investment performance ranking ("fund ranking") is determined by the fund's tracking error relative to its peer group on a calendar year-to-date basis.

   A composite rating for each Portfolio Manager is then determined, based on a weighted average of all of their individual funds' rankings. The specific weight given to the fund in that calculation is determined by CSIM's senior management.

-       Schwab Corporate Performance

        Funding into this Plan component is determined by Schwab corporate performance which is based on two financial performance measures: (1) year-to-date net revenue growth; and (2) Schwab's profit margin. The actual amount of funding into the Plan is discretionary and is determined by Schwab's senior management following the end of each quarter.

The Portfolio Managers' compensation is not based on the value of the assets held in the fund's portfolio.


OWNERSHIP OF FUND SHARES. The following table shows the dollar amount range of the Portfolio Managers' "beneficial ownership" of shares of the fund as of August 9, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.



PORTFOLIO MANAGER                         DOLLAR RANGE OF FUND SHARES

Jeffrey Mortimer                          None

Larry Mano                                None

Vivienne Hsu                              None


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, the fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded. Costs of covering short sales are included in purchases, and proceeds on short sales are included in sales.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.

The fund's portfolio turnover rate is in the financial highlights table in its prospectus.

The turnover rate for the fund may largely be driven by the quantitative techniques used to help the fund construct its investment portfolio.

                          PORTFOLIO HOLDINGS DISCLOSURE

The fund's Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the fund's portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the fund's shareholders, on the one hand, and those of the fund's investment adviser, principal underwriter or any affiliated person of the fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the fund to authorize the release of the fund's portfolio holdings, as necessary, in conformity with the foregoing principles.


The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the fund's policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided "early disclosure" (as defined below) of the fund's portfolio holdings information.


A complete list of the fund's portfolio holdings is published on the Schwab Funds website at www.schwab.com/Schwab Funds, under "Prospectuses and Reports", typically 60-80 days after the end of the fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, the fund's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the fund also provides on the website monthly information regarding certain attributes of its investment holdings such as its sector weightings, composition, credit quality and duration and maturity as applicable. The information on the website is publicly available to all categories of persons.

The fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the fund determines that the disclosure is in the best interests of the fund and that there are no conflicts of interest between the fund's shareholders and fund's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.

Currently, Callan Associates, Inc. receives early disclosure of portfolio holdings information. Callan Associates provides consulting services to the Committee for the Charles Schwab Employee Benefit Administrative Committee in connection with the company's 401(k) plan. Callan receives the fund's portfolio holdings on a calendar quarterly basis with a lag typically of 30 days. Neither the fund nor any other party receives compensation or other consideration from Callan Associates in connection with this arrangement. Pursuant to a confidentiality agreement entered into between Callan and the trusts, Callan is required to maintain the confidentiality of the portfolio holdings information and will not allow any of its employees or agents to use such information as a basis for trading in securities or making investment decisions or recommendations.


In addition, the fund's service providers including, without limitation, the distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information vendors, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider's contract with the trust or by the nature of its relationship with the trust.


The fund's policies and procedures prohibit the fund, the fund's investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

                             PORTFOLIO TRANSACTIONS

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and brokerage commissions.

The investment adviser seeks to obtain the best execution for the fund's portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that the fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to

"market-on-close" pricing aligns with fund objectives; or whether a broker guarantees that the fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in the fund's best interest. In addition, the investment adviser has incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.

The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all fund accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with fund commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The investment adviser may purchase for the fund, new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.

The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the fund to trade directly with other institutional holders. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of the fund is aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the fund's Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                            DESCRIPTION OF THE TRUST

The fund is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993.

The fund may hold special shareholder meetings, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its funds) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance, which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

           PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND
                               PRICING OF SHARES

                   PURCHASING AND REDEEMING SHARES OF THE FUND

The fund is open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2005:
New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by the fund's transfer agent no later than the close of the NYSE's trading session will be executed that day at the fund's (or class') share price calculated that day. On any day that the NYSE closes early, the fund reserve the right to advance the time by which purchase, redemption and exchanges orders must be received by the fund's transfer agent that day in order to be executed that day at that day's share price.

As long as the fund or Schwab follow reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The Trust's Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund or share class. The fund's minimum initial investments and minimum balance requirements, if any, are set forth in the prospectus. These minimums may be waived, for clients of Schwab Institutional and Schwab Corporate Services retirement plans. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for retirement savings, education savings, or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs. The minimums may be changed without prior notice.

Certain investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select Shares initial minimum investment and minimum balance requirements. In order to aggregate investments for these purposes, investment managers must purchase shares through a financial institution, such as a broker, that has been approved by the fund or its distributor and that has the capability to process purchase and redemption orders and to monitor the balances of the managers' underlying customer accounts on an aggregated basis.

As explained in more detail in the fund's prospectus, the fund that charges a redemption fee reserves the right to waive its early redemption fee for certain tax-advantaged retirement plans or charitable giving funds, or in other circumstances when the fund's officers determine that such a waiver is in the best interests of the fund and its shareholders.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

The fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the fund and increase its expenses, the fund reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. More information regarding the fund's policies regarding "market timing' is included in the fund's prospectus.

Shares of the fund may be held only through a Schwab account or certain financial intermediaries that have an arrangement with Schwab. If you close your Schwab account, your fund shares may be redeemed unless you first transfer them to such a financial intermediary.

                          EXCHANGING SHARES OF THE FUND

An exchange order involves the redemption of all or a portion of the shares of one Schwab Fund and the simultaneous purchase of shares of another Schwab Fund. Exchange orders must meet the minimum investment and any other requirements of the fund or class purchased. Exchange orders may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to Schwab Funds(R) that are bought and sold through third-party investment providers and the exchange privilege between Schwab Funds may not be available through third-party investment providers.

The fund and Schwab reserve certain rights with regard to exchanging shares of the fund. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing the fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES

Each business day, each share class of the fund calculates its share price, or NAV, as of the close of the NYSE (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of the fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.


Shareholders of funds that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of some of the fund's securities may change on days when it is not possible to buy or sell shares of the fund. The fund uses approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: generally securities traded on exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Generally securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities may be fair valued pursuant to procedures approved by the fund's Board of Trustees when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The fund's transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and its shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by the fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the fund become ex-dividend with respect to such dividend (and the fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code.

Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of the fund. However, if you receive a capital gains dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. Long-term capital gains also will be taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

The fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year. For corporate investors in the fund, dividend distributions the fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by the fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST

Item 23.       Exhibits.

(a)      Articles of                    Agreement and Declaration of Trust,
         Incorporation                  dated May 6, 1993 is incorporated by
                                        reference to Exhibit 1, File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        on Form N-1A, electronically filed on
                                        December 17, 1997.

(b)      By-Laws                        Amended and Restated Bylaws are
                                        incorporated herein by reference to
                                        Exhibit (b), File No. 811-7704 of
                                        Post-Effective Amendment No. 70 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 11, 2005.

(c)      Instruments         (i)        Article III, Section 5, Article V,
         Defining rights of             Article VI, Article VIII, Section 4 and
         Security Holders               Article IX, Sections 1, 5 and 7 of the
                                        Agreement and Declaration of Trust,
                                        dated May 6, 1993, referenced in Exhibit
                                        (a) above, are incorporated herein by
                                        reference to Exhibit 1, File No.
                                        811-7704, to Post-Effective Amendment
                                        No. 21 of Registrant's Registration
                                        Statement on Form N-1A electronically
                                        filed on December 17, 1997.

                             (ii) Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

(d)    Investment            (i)        Investment Advisory and Administration
       Advisory                         Agreement between Registrant and Charles
       Contracts                        Schwab Investment Management, Inc. (the
                                        "Investment Adviser"), dated June 15,
                                        1994, is incorporated herein by
                                        reference to Exhibit 5(a), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.

                             (ii)       Amended Schedules A and B to the
                                        Investment Advisory and Administration
                                        Agreement between Registrant and the
                                        Investment Adviser, referenced in
                                        Exhibit (d)(i) above, is electronically
                                        filed herein as Exhibit (d)(ii), File
                                        No. 811-7704.


                             (iii)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and American
                                        Century Investment Management, Inc. is
                                        incorporated herein by reference to
                                        Exhibit (d)(iv), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.


Part C

                             (iv)       Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and TCW
                                        Investment Management Company is
                                        incorporated by reference to Exhibit
                                        (d)(iv), File No. 811-7704 of
                                        Post-Effective Amendment No. 66 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on
                                        January 21, 2005.

                             (v)        Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Artisan
                                        Partners Limited Partnership is
                                        incorporated herein by reference to
                                        Exhibit (d)(vi), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                             (vi)       Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Gardner
                                        Lewis, dated November 23, 2004, is
                                        incorporated herein by reference to
                                        Exhibit (d)(vi), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.

                             (vii)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Harris
                                        Associates LP is incorporated herein by
                                        reference to Exhibit (d)(x), File No.
                                        811-7704 of Post-Effective Amendment No.
                                        48 to Registrant's Registration
                                        Statement on Form N-1A electronically
                                        filed on May 30, 2002.

                             (viii)     Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Pacific
                                        Investment Management Company LLC is
                                        incorporated herein by reference to
                                        Exhibit (d)(xi), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                             (ix)       Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and TAMRO
                                        Capital Partners, LLC dated February 6,
                                        2004 is incorporated by reference to
                                        Exhibit (d)(ix), File No. 811-7704 of
                                        Post-Effective Amendment No. 70 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 11, 2005.

                             (x)        Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and TCW
                                        Investment Management Company is
                                        incorporated herein by reference to
                                        Exhibit (d)(xiii), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.


Part C

                             (xi)       Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and
                                        Thornburg Investment Management Inc. is
                                        incorporated herein by reference to
                                        Exhibit (d)(xiv), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                             (xii)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and
                                        Tocqueville Asset Management, L.P.
                                        incorporated herein by reference to
                                        Exhibit (d)(xv), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                             (xiii)     Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Veredus
                                        Asset Management LLC is incorporated
                                        herein by reference to Exhibit (d)(xvi), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                             (xiv)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and William
                                        Blair & Company, L.L.C. is incorporated
                                        herein by reference to Exhibit
                                        (d)(xvii), File No. 811-7704 of
                                        Post-Effective Amendment No. 48 to
                                        Registrant's Registration Statement on
                                        Form N-1A electronically filed on May
                                        30, 2002.

                             (xv)       Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and Janus
                                        Capital Management LLC, is incorporated
                                        herein by reference to Exhibit
                                        (d)(xviii), File No. 811-7704 of
                                        Post-Effective Amendment No. 50 to
                                        Registrant's Statement of Form N-1A
                                        electronically filed on February 28,
                                        2003.

                             (xvi)      Investment Sub-Advisory Agreement
                                        between Registrant, Charles Schwab
                                        Investment Management Inc., and TCW,
                                        dated September 29, 2004, is
                                        incorporated herein by reference to
                                        Exhibit (d)(xvi), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.

                             (xvii) Sub-Management Agreement between Janus Capital Management LLC, and Perkins, Wolf, McDonnell & Company, dated April 15, 2003, is incorporated herein by reference to Exhibit (d)(xviv), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.


Part C

                             (xviii) Letter of Agreement between Registrant and Investment Adviser on behalf of Schwab Capital Trust is electronically filed herein as Exhibit (d)(xviii), File No. 811-7704.


                             (xix) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and American Century Investment Management, Inc., dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xviii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                             (xx) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Artisan Partners Limited Partnership, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xx), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                             (xxi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Harris Associates LP, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                             (xxii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Pacific Investment Management Company LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                             (xxiii) Amendment to Investment Sub-Advisory Agreement between Charles Schwab Investment Management Inc., and TAMRO Capital Partners, LLC dated March 11, 2004, is incorporated herein by reference to Exhibit (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A, electronically filed on February 11, 2005.

                             (xxiv) Amendment to Investment Sub-Advisory Agreement between Charles Schwab Investment Management Inc., and TAMRO Capital Partners, LLC dated December 15, 2004, is incorporated by reference to Exhibit (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A, electronically filed on February 11, 2005.


Part C

                             (xxv) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TCW Investment Management Company, dated March 24, 2003, is incorporated herein by reference to Exhibit (d)(xxv), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                             (xxvi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Thornburg Investment Management Inc., dated March 20, 2003, is incorporated herein by reference to Exhibit
                                        (d)(xxvi), File No. 811-7704 of
                                        Post-Effective Amendment No. 60 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 26, 2004.

                             (xxvii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Tocqueville Asset Management, LP, dated April 8, 2003, is incorporated herein by reference to Exhibit (d)(xxvii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                             (xxviii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Veredus Asset Management LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxviii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                             (xxix) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and William Blair & Company, LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxix), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                             (xxx) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Janus Capital Management LLC, dated May 15, 2003, is incorporated herein by reference to Exhibit (d)(xxx), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 2004.

                             (xxxi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and American Century, dated January 11, 2005, is incorporated herein by reference to Exhibit (d)(xxxi), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

Part C

                             (xxxii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Artisan, dated January 19, 2005, is incorporated herein by reference to Exhibit (d)(xxxii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (xxxiii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Harris Associates LP, dated December 2, 2004, is incorporated herein by reference as Exhibit (d)(xxxiii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (xxxiv) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Janus Capital Management LLC, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxiv), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (xxxv) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Pacific Investment Management Company LLC, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxv), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (xxxvi) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and TCW Investment Management Company, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvi), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (xxxvii) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Thornburg Investment Management, Inc., dated December 2, 2004, is incorporated herein by reference to Exhibit
                                        (d)(xxxvii), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.

                             (xxxviii)  Amendment to Investment Sub-Advisory
                                        Agreement between Registrant, Charles
                                        Schwab Investment Management Inc., and
                                        Tocqueville Asset Management, L.P.,
                                        dated December 2, 2004, is incorporated
                                        herein by reference to Exhibit
                                        (d)(xxxviii), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.


Part C

                             (xxxix) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and Veredus Asset Management, LLC, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxix), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (xxxx) Amendment to Investment Sub-Advisory Agreement between Registrant, Charles Schwab Investment Management Inc., and William Blair & Company, L.L.C., dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxx), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

(e)      Underwriting        (i)        Distribution Agreement between
         Contracts                      Registrant and Charles Schwab & Co.,
                                        Inc. ("Schwab"), dated July 21, 1993, is incorporated herein by reference to
                                        Exhibit 6(a), File No. 811-7704, of
                                        Post-Effective Amendment No. 21 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        December 17, 1997.


                             (ii) Amended Schedule A to the Distribution Agreement between Registrant and Schwab, referenced at Exhibit (e)(i) above, is electronically filed herein as Exhibit
                                        (e)(ii), File No. 811-7704.


(f)      Bonus or Profit                Inapplicable
         Sharing
         Contracts

(g)      Custodian           (i)        Accounting Services Agreement between
         Agreements                     Registrant and SEI Investments, dated
                                        July 1, 2003, is incorporated herein by
                                        reference as Exhibit (g)(i), File No.
                                        811-7704 of Post-Effective Amendment No.
                                        56 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on July 16, 2003.

                             (ii) Amended Schedule A to the Accounting Services Agreement between Registrant and SEI Investments, referenced in Exhibit (g)(i) above, is incorporated herein by reference as Exhibit (g)(ii), File No. 811-7704 of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, electronically filed on July 16, 2003.

                             (iii)      Transfer Agency Agreement between
                                        Registrant and Schwab, dated July 21,
                                        1993, is incorporated herein by
                                        reference to Exhibit 8(j), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.


Part C

                             (iv)       Amended Schedules A and C to the
                                        Transfer Agency Agreement referenced at
                                        Exhibit (g)(iii) above, are
                                        electronically filed as Exhibit (g)(iv),
                                        File No. 811-7704.


                             (v) Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to Exhibit 8(l), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.


                             (vi)       Amended Schedules A and C to the
                                        Shareholder Service Agreement between
                                        Registrant and Schwab, referenced at
                                        Exhibit (g)(v) above, are electronically filed as Exhibit (g)(vi), File No. 811-7704.


                             (vii) Custodian Agreement by and between Registrant and Brown Brothers Harriman & Co. dated June 29, 2001, is incorporated herein by reference as Exhibit (g)(vi), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                             (viii)     Amended Schedule A to Custodian
                                        Agreement between Registrant and Brown
                                        Brothers Harriman & Co., dated July 1,
                                        2003 referenced at Exhibit (g)(vii), is
                                        incorporated herein by reference as
                                        Exhibit (g)(viii), File No. 811-7704 of
                                        Post-Effective Amendment No. 56 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on July
                                        16, 2003.

                             (ix) Custodian Services Agreement between the Registrant and PFPC Trust Company on behalf of Schwab S&P 500 Fund, Schwab Core Equity Fund, Schwab Institutional Select S&P 500 Fund, Schwab
                                        Institutional Select Large-Cap Value
                                        Index Fund, Schwab Institutional Select
                                        Small-Cap Value Index Fund, Schwab Total
                                        Stock Market Index Fund, Schwab U.S.
                                        MarketMasters Fund, Schwab Balanced
                                        MarketMasters Fund, Schwab Small-Cap
                                        MarketMasters Fund, Schwab International
                                        MarketMasters Fund and Schwab Hedged
                                        Equity Fund, dated September 25, 2003,
                                        is incorporated herein by reference to
                                        Exhibit (g)(ix) to File No. 811-7704,
                                        of Post-Effective Amendment No. 58 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        December 11, 2003.

                             (x) Accounting Services Agreement between Registrant, on behalf of Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged Equity Fund, is incorporated herein by reference as Exhibit (g)(xxiv) to File No. 811-7704, of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.


Part C

                             (xi) Rule 17f-5 and 17f-7 Services Agreement between Registrant and PFPC Trust Company dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(xi) to File No. 811-7704, of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.

(h)      Other Material                 License Agreement between Schwab Capital
         Contracts                      Trust and Standard & Poor's is
                                        incorporated herein by reference to
                                        Exhibit (h), File No. 811-7704, of
                                        Post-Effective Amendment No. 32 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 26, 1999.


(i)      Legal Opinion                  Opinion of Legal Counsel is
                                        electronically filed herein as Exhibit
                                        (i), File No. 811-7704.


(j)      Other Opinions                 Inapplicable.

(k)      Omitted                        Inapplicable.
         Financial
         Statements

(l)      Initial Capital     (i)        Purchase Agreement for the Schwab
         Agreement                      International Index Fund(R), dated June
                                        17, 1993, is incorporated herein by
                                        reference to Exhibit 13(a), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.

                             (ii)       Purchase Agreement for the Schwab
                                        Small-Cap Index Fund(R), dated October
                                        13, 1993, is incorporated herein by
                                        reference to Exhibit 13(b), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.

                             (iii)      Purchase Agreement for the Schwab
                                        MarketTrack Portfolios -- Growth
                                        Portfolio, Balanced Portfolio and
                                        Conservative Portfolio (formerly Schwab
                                        Asset Director(R) -- High Growth, Schwab
                                        Asset Director -- Balanced Growth, and
                                        Schwab Asset Director -- Conservative
                                        Growth Funds) is incorporated herein by
                                        reference to Exhibit 13(c), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 6 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 15, 1996.

                             (iv) Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated herein by reference to
                                        Exhibit 13(d), File No. 811-7704, of
                                        Post-Effective Amendment No. 7 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 27, 1996.


Part C

                             (v) Purchase Agreement for the Schwab Core Equity Fund TM (formerly Schwab Analytics Fund(R)) is incorporated herein by reference to Exhibit 13(e), File No. 811-7704, to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                             (vi)       Purchase Agreement for Laudus
                                        International MarketMasters Fund
                                        (formerly Schwab International
                                        MarketMasters Fund, Schwab MarketManager
                                        International Portfolio and as Schwab
                                        OneSource(R) Portfolios-International)
                                        is incorporated herein by reference to
                                        Exhibit 13(f), File No. 811-7704, of
                                        Post-Effective Amendment No. 13 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        October 10, 1996.

                             (vii) Purchase Agreement for Laudus U.S. MarketMasters Fund and Laudus Balanced MarketMasters Fund (formerly Schwab U.S. MarketMasters Fund and Schwab Balanced MarketMasters Fund, Schwab
                                        MarketManager TM Growth Portfolio and
                                        Balanced Portfolio and as Schwab
                                        OneSource Portfolios-Growth Allocation
                                        and Schwab OneSource Portfolios-Balanced
                                        Allocation) is incorporated herein by
                                        reference of Exhibit 13(g), File No.
                                        811-7704, to Post-Effective Amendment
                                        No. 14 to Registration Statement on Form
                                        N-1A, electronically filed on December
                                        18, 1996.

                             (viii) Purchase Agreement for Laudus Small-Cap MarketMasters Fund (formerly Schwab Small-Cap MarketMasters Fund, Schwab MarketManager Small Cap Portfolio and as Schwab OneSource(R) Portfolios-Small
                                        Company) is incorporated herein by
                                        reference to Exhibit 13(h), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 21 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 17, 1997.

                             (ix)       Purchase Agreement for Schwab
                                        MarketTrack TM All Equity Portfolio is
                                        incorporated herein by reference to
                                        Exhibit 13(i), File No. 811-7704, of
                                        Post-Effective Amendment No. 26 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        August 14, 1998.

                             (x)        Purchase Agreement for Schwab
                                        Institutional Select S&P 500 Fund,
                                        Schwab Institutional Select Large-Cap
                                        Value Index Fund and Schwab
                                        Institutional Select Small-Cap Value
                                        Index Fund (formerly Institutional
                                        Select S&P 500 Fund, Institutional
                                        Select Large-Cap Value Index Fund and
                                        Institutional Select Small-Cap Value
                                        Index Fund) is incorporated herein by
                                        reference to Exhibit (l)(x), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 32 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on February 26, 1999.


Part C

                             (xi) Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

                             (xii) Purchase Agreement for Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund (formerly Schwab Focus Funds), is incorporated herein by reference to Exhibit (l)(xii), File No. 811-7704, of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A electronically filed on February 26, 2001.

                             (xiii) Purchase Agreement for Schwab Hedged Equity Fund is incorporated herein by reference to Exhibit (l)(xiii) to File No. 811-7704, of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, electronically filed on August 6, 2002.

                             (xiv) Purchase Agreement for Schwab Small-Cap Equity Fund is incorporated herein by reference to Exhibit (l)(xxiv), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                             (xv) Purchase Agreement for Schwab Dividend Equity Fund is incorporated herein by reference to Exhibit (l)(xv), File No. 811-7704 of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.

                             (xvi) Purchase Agreement for Schwab Premier Equity Fund is incorporated herein by reference to Exhibit (l)(xvi), File No. 811-7704 of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A, electronically filed on February 11, 2005.

                             (xvii) Purchase Agreement for Schwab Target Funds is incorporated by reference to Exhibit (l)(xvii), File No. 811-7704, of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A, electronically filed on May 20, 2005.


                             (xviii) Purchase Agreement for Schwab Large-Cap Growth Fund is electronically filed herein as Exhibit (l)(xviii), file No. 811-7704.


(m)      Rule 12b-1 Plan                Inapplicable.


Part C

(n)      Rule 18f-3 Plan     (i)        Amended and Restated Multiple Class
                                        Plan, adopted on February 28, 1996,
                                        amended and restated as of August 26,
                                        2003 is incorporated herein by
                                        reference to Exhibit (o)(i), File No.
                                        811-7704, of Post-Effective Amendment
                                        No. 58 to Registrant's Registration
                                        Statement on Form N-1A, electronically
                                        filed on December 11, 2003.


                             (ii) Amended Schedule A to the Amended and Restated Multiple Class Plan referenced at Exhibit (o)(i) above is electronically filed as Exhibit
                                        (n)(ii), File No. 811-7704.


(o)                                     (Reserved)

(p)      Code of Ethics      (i)        Code of Ethics adopted by Registrant,
                                        Charles Schwab Investment Management
                                        Inc. and Charles Schwab & Co., Inc.,
                                        dated January 1, 2005, is incorporated
                                        herein by reference to Exhibit (q)(i),
                                        File No. 811-7704 of Post-Effective
                                        Amendment No. 71 to Registrant's
                                        Registration Statement on Form N-1A,
                                        electronically filed on February 25,
                                        2005.

                             (ii) Sub-Advisor Code of Ethics adopted by American Century Investment Management, Inc. dated January 1, 2005, is incorporated herein by reference to Exhibit (q)(ii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (iii) Sub-Advisor Code of Ethics adopted by Gardner Lewis Asset Management, dated January 30, 2005, is incorporated herein by reference to as Exhibit (q)(iii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (iv) Sub-Advisor Code of Ethics adopted by Artisan Partners Limited Partnership, dated January 30, 2005, is incorporated herein by reference to Exhibit (q)(iv), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (v) Sub-Advisor Code of Ethics adopted by Janus Capital Management LLC, dated February 1, 2005, is incorporated herein by reference to Exhibit (q)(v), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.


Part C

                             (vi) Sub-Advisor Code of Ethics adopted by Harris Associates LP, dated January 12, 2005, is incorporated herein by reference to Exhibit (q)(vi), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (vii) Sub-Advisor Code of Ethics adopted by Pacific Investment Management Company LLC, dated January 6, 2005, is incorporated herein by reference to Exhibit (q)(vii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (viii) Sub-Advisor Code of Ethics adopted by Perkins, Wolf, McDonnell & Company, LLC, dated July 7, 2004, is incorporated herein by reference to Exhibit
                                        (q)(viii), File No. 811-7704 of
                                        Post-Effective Amendment No. 71 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 25, 2005.

                             (ix) Sub-Advisor Code of Ethics adopted by TAMRO Capital Partners, LLC, dated February 1, 2005, is incorporated herein by reference to Exhibit (q)(ix), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (x) Sub-Advisor Code of Ethics adopted by TCW Investment Management Company, dated February 1, 2005, is incorporated herein by reference to Exhibit (q)(x), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (xi) Sub-Advisor Code of Ethics adopted by Thornburg Investment Management, Inc. is incorporated herein by reference to Exhibit (q)(xi), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (xii) Sub-Advisor Code of Ethics adopted by Tocqueville Asset Management, L.P., dated October 5, 2004, is incorporated herein by reference to Exhibit (q)(xii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

                             (xiii) Sub-Advisor Code of Ethics adopted by Veredus Asset Management LLC, dated January 7, 2005, is incorporated herein by reference to Exhibit (q)(xiii), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.


Part C

                             (xiv) Sub-Advisor Code of Ethics adopted by William Blair Company, L.L.C., dated October 15, 2004, is electronically filed herein as Exhibit (q)(xiv), File No. 811-7704 of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, electronically filed on February 25, 2005.

(q)      Power of            (i)        Power of Attorney executed by Mariann
         Attorney                       Byerwalter, September 4, 2002, is
                                        incorporated herein by reference as
                                        Exhibit (p)(i), File No. 811-7704 of
                                        Post-Effective Amendment No. 50 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 28, 2003.

                             (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference as Exhibit (p)(ii), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                             (iii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference as Exhibit (p)(iii), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                             (iv) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference as Exhibit (p)(iv), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                             (v)        Power of Attorney executed by Donald F.
                                        Dorward, September 4, 2002, is
                                        incorporated herein by reference as
                                        Exhibit (p)(vii), File No. 811-7704 of
                                        Post-Effective Amendment No. 50 to
                                        Registrant's Registration Statement on
                                        Form N-1A, electronically filed on
                                        February 28, 2003.

                             (vi) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference as Exhibit (p)(viii), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                             (vii) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference as Exhibit (p)(ix), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.


Part C

                             (viii) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference as Exhibit (p)(x), File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

                             (ix) Power of Attorney executed by Evelyn Dilsaver, August 31, 2004, is incorporated herein by reference as Exhibit (p)(ix), File No. 811-7704 of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, electronically filed on November 29, 2004.


                             (x) Power of Attorney executed by George Pereira, November 15, 2004, is incorporated herein by reference as Exhibit (p)(x), File No. 811-7704 of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, electronically filed on November 29, 2004.



                             (xi) Power of Attorney executed by Randall W. Merk, May 24, 2005, is electronically filed herein as Exhibit(q)(xi), File No. 811-7704.



Item 24. Persons Controlled by or under Common Control with the Fund.

       The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

       Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for


Part C
indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman
Trustee and Chairman
                                 The Charles Schwab Bank, N.A.                     Chairman, Director

                                 The Charles Schwab Corporation                    Chairman, Chief Executive Officer

                                 Charles Schwab Investment Management, Inc.        Chairman

                                 Schwab Holdings, Inc.                             Chief Executive Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 United States Trust Company of New York           Chairman, Director

                                 All Kinds of Minds                                Director

                                 Charles and Helen Schwab Foundation               Director

                                 Siebel Systems                                    Director

                                 U.S. Trust Corporation                            Director

                                 Stanford University                               Trustee

                                 The Gap, Inc.                                     Director until May 2004

                                 Xign, Inc.                                        Director until June 2003


Robert Almeida                   Charles Schwab & Co., Inc.                        Executive Vice President,
                                                                                   Internal Audit

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President --
                                                                                   Client Sales and Services and
                                                                                   Schwab Bank

                                 The Charles Schwab Bank, N.A.                     Director

Jeremiah A. Chafkin              Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   President of Advised Investor

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer


Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President --
                                                                                   Corporate Oversight and
                                                                                   Corporate Secretary

Charles Goldman                  Charles Schwab & Co., Inc.                        Executive Vice President,
                                                                                   Strategy and Corporate
                                                                                   Development

Bryce Lensing                    Charles Schwab & Co. Inc.                         Executive Vice President, Risk
                                                                                   Management


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   President, Active Trader
                                                                                   Enterprise.  Prior to July 2004,
                                                                                   Mr. Lyons was Executive Vice
                                                                                   President, Asset Management
                                                                                   Products & Services.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   President, AMPS Enterprise.
                                                                                   From September 2002 to July
                                                                                   2004, Mr. Merk was President &
                                                                                   CEO of CSIM.

Jan Hier-King                    Charles Schwab & Co., Inc.                        Executive Vice President -- Human
                                                                                   Resources

Deborah McWhinney                Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   President, Schwab
                                                                                   Institutional.

Kevin Rowell                     Charles Schwab & Co., Inc.                        Executive Vice President, Schwab
                                                                                   Institutional Sales

Gideon Sasson                    Charles Schwab & Co., Inc.                        Executive Vice President, Chief
                                                                                   Information Officer

Becky Saeger                     Charles Schwab & Co., Inc.                        Executive Vice President, Brand
                                                                                   Management and Marketing
                                                                                   Communications

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President --
                                                                                   Schwab Operations

Evelyn S. Dilsaver               Charles Schwab Investment Management, Inc.        President and Chief Executive Officer
President and Chief Executive
Officer


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
                                 Charles Schwab & Co. Inc.                         Executive Vice President.  From
                                                                                   June 2003 to July 2004, Ms.
                                                                                   Dilsaver was Senior Vice
                                                                                   President of the Asset
                                                                                   Management Products and Services
                                                                                   Enterprise, with responsibility
                                                                                   for product development and
                                                                                   distribution.  Prior to this,
                                                                                   Ms. Dilsaver was Executive Vice
                                                                                   President of U.S. Trust, a
                                                                                   subsidiary of The Charles Schwab
                                                                                   Corporation, as its chief
                                                                                   financial officer and chief
                                                                                   administrative officer.

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer

                                 The Charles Schwab Trust Company                  Chief Investment Officer



Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate Secretary


                                 Charles Schwab & Co., Inc.                         Senior Vice President, Deputy
                                                                                    General Counsel



Randall Fillmore                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Chief Compliance Officer                                                           Compliance Officer

Kimon P. Daifotis                Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer, Fixed Income
Chief Investment Officer

Jeffrey M. Mortimer              Charles Schwab Investment Management, Inc.         Senior Vice President and Chief
Senior Vice President and                                                           Investment Officer, Equities
Chief Investment Officer

George Pereira                   Charles Schwab Investment Management, Inc.         Senior Vice President and Chief
Treasurer and Chief Financial                                                       Financial Officer
Officer

Jana Thompson                    Charles Schwab Investment Management, Inc.         Senior Vice President


Part C

Item 27. Principal Underwriters.


                 (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                 (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                 (c)  Not applicable.

Item 28. Location of Accounts and Records.

              All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Morgan Lewis & Bockius, 1701 Market Street, Philadelphia, PA 19103.

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.





Part C

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 76 to Registrant's Registration Statement on
Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 76 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 8th day of August, 2005.

                                        SCHWAB CAPITAL TRUST
                                        Registrant

                                        Charles R. Schwab*
                                        ------------------
                                        Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 76 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 8th day of August, 2005.

Signature                              Title

Charles R. Schwab*                     Chairman and Trustee
-------------------
Charles R. Schwab

Evelyn Dilsaver*                       President and Chief Executive Officer
-----------------
Evelyn Dilsaver

Randall W. Merk*                       Trustee
----------------
Randall W. Merk

Mariann Byerwalter*                    Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                     Trustee
------------------
Donald F. Dorward

William A. Hasler*                     Trustee
------------------
William A. Hasler

Robert G. Holmes*                      Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                       Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                    Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
-------------------
Michael W. Wilsey

George Pereira*                        Treasurer and Principal Financial Officer
---------------
George Pereira


*By: /s/ Timothy W. Levin
     --------------------
         Timothy W. Levin, Attorney-in-Fact
         Pursuant to Power of Attorney

Exhibit Index

Exhibits
--------
(d)(ii)       Investment Advisory Schedules
(d)(xviii)    Letter of Agreement
(e)(ii)       Distribution Agreement Schedule
(g)(iv)       Transfer Agency Schedules
(g)(vi)       Shareholder Service Schedules
(i)           Legal Opinion
(l)(xviii)    Purchase Agreement
(n((ii)       Multiple Class Plan Schedule
(q)(xi)       Power of Attorney


Part C